Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Loan from the banks; bearing interest of 0.07% at December 31, 2018 and 0.06% at December 31, 2017	[1]	¥ 360,000	¥ 490,000
Other debt	[2]	4,602	9,168
Long-term Debt and Capital Lease Obligations, Including Current Maturities, Total		364,602	499,168
Less current portion		(2,640)	(5,930)
Long-term debt, excluding current installments (Notes 9 and 20)		361,962	493,238
Long-term Debt and Capital Lease Obligations, Including Current Maturities		¥ 364,602	¥ 499,168

[1]	Canon entered into the unsecured revolving credit facility contracts expiring in December 2021. Canon prepaid ¥130,000 million of the loan with cash flows generated during the year ended December 31, 2018. The outstanding loans under the credit facilities are ¥360,000 million at a floating interest of 0.07% and Canon has no unused credit facilities as of December 31, 2018.
[2]	The other debt consisted of term-loans and capital lease obligations as of December 31, 2018 and 2017.